Inventories - Summary of Breakdown of Inventories (Detail) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure of Measuring inventories [Abstract]
Raw materials, ancillary materials and consumables	€ 77,141	€ 61,822
Work-in-progress and semi-finished products	76,348	63,019
Finished goods	391,687	286,010
Total inventories	€ 545,176	€ 410,851